Other Balance Sheets Components - Other non-current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investment-related deposits	$ 124,713	$ 325,895
Deferred tax assets	39,967	43,262
Long-term wealth management products	397,222	0
Others	61,377	36,889
Other non-current assets	981,764	755,762
Game company
Investment-related deposits	87,600	154,000
Related party | Loans to and interest receivable
Other non-current assets	$ 358,485	$ 349,716